Leases, Commitment and Contingencies (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($)	Apr. 30, 2021	Jan. 31, 2021
Operating Leases
2022 (excluding 3 months ended April 30, 2021)	$ 3,898,000
2023	4,065,000	$ 5,203,000
2024	3,499,000	4,070,000
2025	2,684,000	3,514,000
2026	1,245,000	2,697,000
Thereafter	6,245,000
Total future minimum lease payments	21,636,000	22,993,000
Less effects of discounting	(5,692,000)	(6,120,000)
Total lease liabilities	15,944,000	16,873,000
Reported as of April 30, 2021
Lease liabilities	3,574,000	3,718,000
Long term lease liabilities	12,370,000	13,155,000
Total lease liabilities	15,944,000	16,873,000
Finance Leases
2022 (excluding 3 months ended April 30, 2021)	1,209,000
2023		1,112,000
Total future minimum lease payments	1,209,000	1,112,000
Less effects of discounting	(93,000)	(90,000)
Total lease liabilities	1,116,000	1,022,000
Reported as of April 30, 2021
Lease liabilities	1,116,000	1,022,000
Total lease liabilities	$ 1,116,000	$ 1,022,000